Greenspring Fund, Incorporated
SCHEDULE OF INVESTMENTS at March 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS: 80.7%
Beverages: 0.3%
The Coca-Cola Company	8,046	424,105
Building Products: 1.4%
Owens Corning	22,525	2,074,327
Business Software & Services: 2.8%
Amdocs Limited#	57,967	4,066,385
Chemicals: 3.6%
DuPont de Nemours, Inc.	14,515	1,121,719
The Sherwin-Williams Company	5,550	4,095,956
		5,217,675
Commercial Banks & Thrifts: 8.0%
American National Bankshares, Inc.	35,987	1,190,090
OceanFirst Financial Corp.	47,753	1,143,207
Primis Financial Corp.	365,564	5,315,301
Prudential Bancorp, Inc.	6,225	91,881
Shore Bancshares, Inc.	122,477	2,084,558
Western New England Bancorp, Inc.	4,559	38,432
WSFS Financial Corporation	33,726	1,679,218
		11,542,687
Commercial Services & Supplies: 3.0%
Johnson Controls International plc#	71,685	4,277,444
Computer Communications: 3.0%
Cisco Systems, Inc.	83,760	4,331,229
Electrical Equipment & Instruments: 1.3%
Emerson Electric Co.	15,325	1,382,621
nVent Electric plc#	20,000	558,200
		1,940,821
Engineering & Construction: 5.3%
EMCOR Group, Inc.	33,710	3,780,914
MYR Group, Inc.*	53,702	3,848,822
		7,629,736
Healthcare-Products: 4.0%
Abbott Laboratories	10,500	1,258,320
Medtronic plc#	37,870	4,473,583
		5,731,903
Hotels, Restaurants & Leisure: 2.9%
Wyndham Hotels & Resorts, Inc.	60,835	4,245,066
Information Technology Services: 6.3%
KBR, Inc.	190,484	7,312,681
Visa, Inc. - Class A	8,310	1,759,476
		9,072,157
Insurance: 3.0%
Chubb Limited#	12,009	1,897,062
W.R. Berkley Corp.	31,740	2,391,609
		4,288,671
Internet Retail: 2.6%
Amazon.com, Inc.*	1,210	3,743,837
Investment Company: 0.5%
Alkuri Global Acquisition Corp.*	5,000	49,400
Apollo Strategic Growth Capital II#*	5,000	49,900
Centricus Acquisition Corp.#*	5,000	49,750
Clarim Acquisition Corp.*	1,000	9,950
D8 Holdings Corp., Class A#*	1,800	17,892
EQ Health Acquisition Corp.*	5,000	49,550
Evo Acquisition Corp.*	1,000	9,930
FS Development Corp. II*	1,000	9,960
Gores Holdings VII, Inc.*	1,000	9,960
Gores Holdings VIII, Inc.*	1,000	10,000
Leo Holdings III Corp.#*	1,000	9,800
Live Oak Mobility Acquisition Corp.*	5,000	49,900
MDH Acquisition Corp.*	10,000	99,400
Noble Rock Acquisition Corp.#*	5,000	49,450
Oyster Enterprises Acquisition Corp.*	20,000	197,800
Pathfinder Acquisition Corp.#*	1,000	9,900
SilverBox Engaged Merger Corp. I*	1,000	9,910
SportsTek Acquisition Corp.*	1,000	9,940
Tailwind International Acquisition Corp.#*	1,000	9,890
		712,282
Machinery: 0.8%
Pentair plc#	19,360	1,206,515
Media & Entertainment: 4.4%
Alphabet, Inc. - Class C*	3,080	6,371,380
Oil & Gas Exploration & Production: 1.3%
EOG Resources, Inc.	26,071	1,890,930
Oil Refining & Marketing: 0.2%
Phillips 66	2,813	229,372
Pharmaceuticals: 1.3%
Johnson & Johnson	11,189	1,838,912
Real Estate Investment Trust: 3.6%
American Homes 4 Rent, Class A	52,619	1,754,317
Americold Realty Trust	86,481	3,326,924
Physicians Realty Trust	3,000	53,010
		5,134,251
Renewable Energy: 0.1%
First Solar, Inc.*	1,112	97,078
Software & Services: 4.7%
J2 Global, Inc.*	56,387	6,758,546
Specialty Chemicals: 0.4%
International Flavors & Fragrances, Inc.	4,249	593,203
Specialty Insurance: 0.1%
Radian Group, Inc.	5,950	138,337
Transportation & Logistics: 3.4%
United Parcel Service, Inc. - Class B	28,573	4,857,124
Truck Dealerships: 0.5%
Rush Enterprises, Inc. - Class B	17,178	774,556
Utilities: 2.5%
CMS Energy Corp.	9,119	558,265
Eversource Energy	10,553	913,784
IDACORP, Inc.	9,902	989,903
NextEra Energy, Inc.	14,748	1,115,097
		3,577,049
Waste Management Services: 7.5%
Republic Services, Inc.	109,545	10,883,296
Wireless Telecommunication Services: 1.9%
T-Mobile USA, Inc.*	22,293	2,793,090
TOTAL COMMON STOCKS
(cost $62,663,579)		116,441,964

PREFERRED STOCKS: 2.8%
Healthcare Providers & Services: 0.6%
Ontrak, Inc., 9.5% Series A	34,897	842,763
Oil & Gas Storage & Transportation: 2.1%
GasLog Partners LP, 8.625%#º Series A	89,813	2,079,171
GasLog Partners LP, 8.260%#º Series B	43,624	954,057
		3,033,228
Real Estate Investment Trust: 0.1%
American Homes 4 Rent, 6.35% Series E	3,584	90,890
TOTAL PREFERRED STOCKS
(cost $3,338,664)		3,966,881

EXCHANGE TRADED FUNDS: 3.5%
Investment Company: 0.9%
SPAC & New Issue ETF*	46,027	1,311,770
Renewable Energy: 2.6%
Invesco Solar ETF	40,986	3,761,285
TOTAL EXCHANGE TRADED FUNDS
(cost $2,750,229)		5,073,055

	Principal	Value
CONVERTIBLE BONDS: 1.5%
Software & Services: 1.5%
FireEye, Inc., 1.625%, 6/1/35	$992,000	987,544
J2 Global, Inc., 1.750%, 11/1/26 144A	1,000,000	1,176,875
		2,164,419
TOTAL CONVERTIBLE BONDS
(cost $1,789,146)		2,164,419

CORPORATE BONDS: 6.2%
Apparel & Textiles: 0.0%
Levi Strauss & Co., 5.000%, 5/1/25	31,000	31,623
Auto Components: 0.2%
Dana, Inc., 5.500%, 12/15/24	250,000	255,519
Business Software & Services: 0.3%
CDK Global, Inc., 5.875%, 6/15/26	373,000	385,822
Chemicals: 0.0%
Blue Cube Spinco LLC, 10.000%, 10/15/25	76,000	80,275
Consumer Finance: 0.5%
Credit Acceptance Corp.
5.125%, 12/31/24 144A	150,000	153,360
6.625%, 3/15/26	500,000	527,500
		680,860
Food and Staples Retailing: 0.0%
Albertsons Co., Inc., 5.750%, 3/15/25	32,000	33,163
Healthcare Providers & Services: 0.0%
Encompass Health Corp., 5.750%, 9/15/25	10,000	10,355
Healthcare-Products: 0.0%
Teleflex, Inc., 4.875%, 6/1/26	20,000	20,571
Homebuilding: 0.0%
M/I Homes, Inc., 5.625%, 8/1/25	25,000	25,841
Hotels, Restaurants & Leisure: 0.2%
MGM Resorts International, 7.750%, 3/15/22	257,000	271,176
Household & Personal Products: 0.4%
Spectrum Brands, Inc., 5.750%, 7/15/25	614,000	633,955
Independent Power & Renewable Energy: 0.1%
Clearway Energy Operating LLC, 5.000%, 9/15/26	197,000	203,890
Industrial Conglomerates: 0.4%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.250%, 2/1/22	188,000	188,470
6.750%, 2/1/24	324,000	331,290
		519,760
Machinery: 1.6%
EnPro Industries, Inc., 5.750%, 10/15/26	292,000	310,121
Tennant Co., 5.625%, 5/1/25	1,000,000	1,032,500
Welbilt, Inc., 9.500%, 2/15/24	931,000	960,676
		2,303,297
Media & Entertainment: 0.7%
Cinemark USA, Inc.
5.125%, 12/15/22	674,000	675,668
4.875%, 6/1/23	141,000	140,411
iHeartCommunications, Inc., 8.375%, 5/1/27	176,000	189,200
		1,005,279
Metals & Mining: 0.5%
Allegheny Technologies, Inc., 7.875%, 8/15/23	313,000	340,326
Cleveland-Cliffs, Inc.
5.750%, 3/1/25	98,000	101,241
5.875%, 6/1/27	166,000	172,018
Commercial Metals Co., 5.375%, 7/15/27	94,000	98,935
		712,520
Packaging & Containers: 0.3%
Berry Global, Inc., 5.125%, 7/15/23	55,000	55,688
Crown Americas LLC / Crown Americas Capital Corp VI, 4.750%, 2/1/26	242,000	251,559
Silgan Holdings, Inc., 4.750%, 3/15/25	121,000	123,375
		430,622
Real Estate Investment Trust: 0.5%
FelCor Lodging LP, 6.000%, 6/1/25	281,000	289,225
MPT Operating Partnership LP / MPT Finance Corp., 5.000%, 10/15/27	350,000	368,823
		658,048
Telecommunication Services: 0.1%
Level 3 Financing, Inc., 5.375%, 5/1/25	111,000	113,539
Trading Companies & Distributors: 0.4%
United Rentals North America, Inc., 3.875%, 11/15/27	500,000	518,750
Wireless Telecommunication Services: 0.0%
T-Mobile USA, Inc., 6.000%, 3/1/23	45,000	45,338
TOTAL CORPORATE BONDS
(cost $8,957,513)		8,940,203

	Shares	Value
SHORT-TERM INVESTMENTS: 5.3%
Money Market Funds: 5.3%
First American Treasury Obligations Fund, Institutional Share Class, 0.030%	6,491,573	6,491,573
The Treasury Portfolio, Institutional Share Class, 0.010%	1,125,440	1,125,440
		7,617,013
TOTAL SHORT-TERM INVESTMENTS
(cost $7,617,013)		7,617,013
TOTAL INVESTMENTS IN SECURITIES
(cost $87,116,144): 99.9%		144,203,535
Other Assets and Liabilities 0.1%		173,490
NET ASSETS: 100.0%		$144,377,025

*	Non-income producing security.
#	U.S. security of foreign issuer.
144A
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to "qualified institutional buyers."  These securities have been deemed to be liquid by the Fund's adviser under the supervision of the Board of Directors. As of March 31, 2021, the value of  these investments was $1,330,235, or 0.92% of total net assets.

^	Rate shown is the 7-day effective yield at March 31, 2021.
°	The coupon rate shown on variable rate securities represents the rate as of March 31, 2021.

Valuation of Investments

Generally, the Fund’s investments are valued at market value. Equity securities traded on a principal stock exchange are valued at the last quoted sale price. Equity securities traded on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices (the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. Equity securities that are not traded on a principal exchange or NASDAQ are valued at the last sale price in the over-thecounter market. In the absence of a last sale price or official closing price, or if there is no trading in a security on a business day, the security will be valued at the mean between its closing bid and asked prices obtained from sources Corbyn deems appropriate pursuant to policies and procedures approved by the Board.

Investments in mutual funds, including money market funds, are valued at the mutual fund’s closing NAV per share on the day of valuation. The prospectuses for such investment companies contain information on those investment companies’ valuation procedures and the effects of fair valuation.

Short-term debt instruments, including commercial paper or U.S. Treasury bills, having a maturity of 60 days or less may be valued at amortized cost, which approximates fair value. Amortized cost will not be used if its use would be inappropriate due to credit or other impairments of the issuer.

Debt securities, such as corporate or convertible bonds, including those having a maturity or an announced call within 60 days, are generally traded in the over-the-counter market. These securities are valued at prices obtained from an independent pricing service, which may consider the yield or price of bonds of similar quality, coupon, maturity and type, as well as prices supplied by dealers who make markets in such securities. In the absence of a price from a pricing service, or if a quotation does not appear to accurately reflect the current value of a security, debt securities are valued at the mean of the closing bid and asked prices from sources Corbyn deems appropriate pursuant to policies and procedures approved by the Board.

Any securities for which market quotations are not readily available, the above valuation procedures are not appropriate, or do not appear to accurately reflect the current value of the security, are valued at fair value as determined in good faith by Corbyn pursuant to policies and procedures approved by the Board.

In determining fair value, Corbyn, as directed by the Board, considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various input and valuation techniques used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the security, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the security, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the security, and which would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2021:

	Quoted Prices in Active Market	Significant Other Observable Inputs	Significant Unobservable Inputs	Carrying Value, at March 31, 2021
	Level 1	Level 2	Level 3	Total
Common Stocks*	$116,441,964	$-	$-	$116,441,964
Preferred Stocks*	3,966,881	-	-	3,966,881
Exchange Traded Funds*	5,073,055	-	-	5,073,055
Convertible Bonds*	-	2,164,419	-	2,164,419
Corporate Bonds*	-	8,940,203	-	8,940,203
Short-Term Investments	7,617,013	-	-	7,617,013
Total	$133,098,913	$11,104,622	$-	$144,203,535

* See Schedule of Investments for industry breakdown.

The Fund did not have any Level 3 securities during the period.